Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax
Schedule of consolidated statements of operations

	2024		2023		2022
Current income tax expense	US$	(104,184)	US$	(21,939)	US$	(15,456)
Deferred income tax benefit		47,870		22,316		67,595
Total income tax (expense) benefit	US$	(56,314)	US$	377	US$	52,139

Schedule of consolidated statements of comprehensive income

	2024		2023		2022
Deferred income tax related to items recognized in OCI during the year
Net gain (loss) cash flow hedges	US$	118	US$	362	US$	(80)
Remeasurement gain (loss) of employee benefits		39		32		(79)
Benefit (expense) deferred income tax recognized in OCI	US$	157	US$	394	US$	(159)

Schedule of effective income tax reconciliation using domestic tax rate

	2024		%	2023		%	2022		%
Statutory income tax rate	US$	54,806	30.00%	US$	2,233	30.00%	US$	(39,709)	30.00%
Amendment tax return effects and other tax adjustments		(17,467)	(9.56%)		7,074	95.05%		1,242	(0.94%)
Inflation on furniture, intangible and equipment		(938)	(0.51%)		(1,370)	(18.41%)		(309)	0.23%
Inflation of tax losses		(463)	(0.25%)		(6,734)	(90.48%)		(4,335)	3.28%
Foreign countries difference with Mexican statutory rate		(18)	(0.01%)		21	0.28%		(9)	0.00%
Annual inflation adjustment		(5,304)	(2.90%)		(3,262)	(43.83%)		(11,200)	8.46%
Effect unrecognized NOLs		186	0.10%		3,030	40.71%		7	0.00%
Non-deductible expenses		16,728	9.16%		26,132	351.15%		7,695	(5.81%)
Difference in Foreign Exchange losses for tax purposes		8,784	4.80%		(27,501)	(369.53%)		(5,521)	4.17%
	US$	56,314	30.83%	US$	(377)	(5.06%)	US$	(52,139)	39.39%

Schedule of consolidated deferred taxes

	As of December 31,
	2024		2023
Deferred income tax assets:
Lease liability	US$	871,608	US$	899,011
Unearned transportation revenue		14,440		13,392
Aircraft and engine lease return obligation		98,933		86,696
Tax losses available for offsetting against future taxable income		234		39,360
Intangible		—		23,190
Allowance for doubtful accounts		431		411
Other financing agreements		92,640		45,919
Employee benefits		4,256		4,220
Employee profit-sharing		8,195		375
Derivative financial instruments		317		121
Provisions		33,993		52,848
		1,125,047		1,165,543
Deferred income tax liabilities:
Right-of-use asset		659,190		735,092
Supplemental rent		59,844		72,521
Rotable spare parts, furniture and equipment, net		120,585		120,846
Inventories		5,262		4,835
Other prepayments		2,981		2,602
Prepaid expenses and other assets		8,914		9,331
		856,776		945,227
	US$	268,271	US$	220,316

Schedule of amount of deferred income tax

	2024		2023
Deferred income tax assets	US$	286,199	US$	236,026
Deferred income tax liabilities		(17,928)		(15,710)
Deferred income tax assets, net	US$	268,271	US$	220,316

Schedule of reconciliation of deferred tax liability, net

	2024		2023
Opening balance as of January 1	US$	220,316	US$	197,548
Deferred income tax benefit during the current year recorded on profits		47,870		22,316
Deferred income tax benefit during the current year recorded in accumulated other comprehensive loss		157		394
Conversion effects		(72)		58
Closing balance as of December 31	US$	268,271	US$	220,316

Schedule of available tax loses carry-forwards

Year of loss	Historical Losses		Adjusted losses		Amortized losses		Amount outstanding to amortize		Year of expiration
2020	US$	3,345	US$	1,698	US$	—	US$	1,698	2030
2021		670		780		—		780	2031
2022		99,203		107,885		107,885		—	2032
2022		5,515		5,515		—		5,515	2025
2023		9,504		9,504		—		9,504	2026
	US$	118,237	US$	125,382	US$	107,885	US$	17,497

Schedule of breakdown of available tax loss carry-forward

	Historical loss		Adjusted losses		Amortized losses		Total amount outstanding to amortize
Vuela Aviación	US$	15,529	US$	15,019	US$	—	US$	15,019
Comercializadora		3,345		1,698		—		1,698
Viajes Vuela		670		780		—		780
	US$	19,544	US$	17,497	US$	—	US$	17,497
Unrecognized Net Operating Losses (NOLs)								(16,717)
							US$	780
Tax rate								30%
Deferred income tax							US$	234

Schedule of tax balances

	2024
Cuenta de Capital de Aportación (“CUCA”)	US$	286,961
Cuenta de Utilidad Fiscal Neta (“CUFIN”) (1)		241,680

(1)	The calculation comprises all the subsidiaries of the Company.